Cover	Aug. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Entity File Number	001-38909
Entity Registrant Name	TRILLER GROUP INC.
Entity Central Index Key	0001769624
Entity Tax Identification Number	33-1473901
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7119 West Sunset Boulevard, Suite 782
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	(310)
Local Phone Number	893-5090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ILLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for 0.025 share of Common Stock for $230.00 per full share
Title of 12(b) Security	Warrants, each warrant exercisable for 0.025 share of Common Stock for $230.00 per full share
Trading Symbol	ILLRW
Security Exchange Name	NASDAQ